Finance lease receivables - Summary of lease receivables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	$ 13,310	$ 14,027
Unearned finance income	(1,524)	(1,236)
Present value	11,786	12,791
No later than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	3,298	3,108
Unearned finance income	(303)	(257)
Present value	2,995	2,851
One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	2,303	2,476
Unearned finance income	(242)	(196)
Present value	2,061	2,280
Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	1,645	2,055
Unearned finance income	(192)	(143)
Present value	1,453	1,912
Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	1,225	1,380
Unearned finance income	(146)	(109)
Present value	1,079	1,271
Four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	795	787
Unearned finance income	(113)	(80)
Present value	682	707
Later than one year and no later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	5,968	6,698
Unearned finance income	(693)	(528)
Present value	5,275	6,170
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	4,044	4,221
Unearned finance income	(528)	(451)
Present value	$ 3,516	$ 3,770